MUSIC INVENTORY	9 Months Ended
Feb. 28, 2023
Inventory Disclosure [Abstract]
MUSIC INVENTORY

NOTE 2 - MUSIC INVENTORY

Music inventory consisted of the following:

	February 28, 2023	May 31, 2022
Digital music acquired for use in operations – at cost	$21,648	$21,648
Accumulated depreciation	(20,489)	(19,481)
Music inventory – net	$1,159	$2,167

The Company purchases digital music to broadcast over the radio and internet. During the nine months ended February 28, 2023, the Company purchased $-0- worth of music inventory. For the nine months ended February 28, 2023 and 2022, depreciation of music inventory was $1,008 and $1,753, respectively.